INTANGIBLE ASSETS	3 Months Ended
Aug. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

On June 28, 2017, the Company executed an Asset Assignment Agreement (“Asset Assignment Agreement”) with Richard L. Chang Holding’s LLC (“Holdings LLC”), pursuant to which Holdings was issued be 60,000,000 shares of the Company’s common stock and 2,000,000 restricted, non-convertible, non-dividend paying shares of the Company’s preferred stock with 1000 to 1 voting rights over shares of the Company’s common stock. In consideration of these share issuances, Holdings LLC has assigned to the Company all of its rights, title and interest in United States Utility Patent Application No. 62/420,177 filed on November 10, 2016, titled “COMPOSITIONS AND METHODS OF USE OF PHORBOL ESTERS FOR THE TREATMENT OF PARKINSON’S DISEASE” and all related intellectual property, inventions and trade secrets, data, and clinical study results. Additionally, the Company issued 15,000,000 common shares to Rich Pharmaceuticals, Inc. The Asset Assignment Agreement grants to Holdings LCC the right to require the Company to assign back to Holdings LLC the Patent Application and all related intellectual property in the even the Company does not raise a minimum of $1,000,000 in equity financing by June 28, 2018. In the event that Holdings LLC exercises this right of reversion, the 2,000,000 shares of Preferred Stock issued to Holdings LLC shall be assigned to Apica Investments Limited or its assignees. The warrants, common and preferred shares were valued at $132,000. Further cash compensation was given in the amount of $100,000 totaling an investment of $232,000.

The below chart analyzes the license value net of amortization:

	August 31, 2017	Estimated Life
Investment in license	$177,000	19.4 years
Less amortization	$(1,599)
License fee net amortization	$175,401

Amortization expense for the three months ended August 31, 2017 and was $1,599 and $0, respectively.